Consolidated Statements Of Income (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 236,225,000	$ 251,909,000	$ 282,307,000
Mortgage-backed securities ("MBS")	71,156,000	71,332,000	71,859,000
Investment securities	15,944,000	19,077,000	15,682,000
Capital stock of FHLB	4,446,000	3,791,000	3,966,000
Cash and cash equivalents	280,000	756,000	237,000
Total interest and dividend income	328,051,000	346,865,000	374,051,000
INTEREST EXPENSE:
FHLB advances	82,044,000	90,298,000	97,212,000
Deposits	46,170,000	63,568,000	79,216,000
Other borrowings	14,956,000	24,265,000	28,058,000
Total interest expense	143,170,000	178,131,000	204,486,000
NET INTEREST INCOME	184,881,000	168,734,000	169,565,000
PROVISION FOR CREDIT LOSSES	2,040,000	4,060,000	8,881,000
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES	182,841,000	164,674,000	160,684,000
OTHER INCOME:
Retail fees and charges	15,915,000	15,509,000	17,789,000
Insurance commissions	2,772,000	3,071,000	2,476,000
Loan fees	2,113,000	2,449,000	2,592,000
Income from BOLI	1,478,000	1,824,000	1,202,000
Gains on securities, net			6,454,000
Other income, net	1,955,000	2,142,000	3,898,000
Total other income	24,233,000	24,995,000	34,411,000
OTHER EXPENSES:
Salaries and employee benefits	44,235,000	44,913,000	42,666,000
Occupancy, information technology, and communications	16,334,000	16,051,000	15,554,000
Deposit and loan transaction costs	5,381,000	5,157,000	5,300,000
Regulatory and outside services	5,291,000	5,224,000	4,769,000
Federal insurance premium	4,444,000	5,222,000	7,452,000
Advertising and promotional	3,931,000	3,723,000	6,027,000
Contribution to Capitol Federal Foundation ("Foundation")		40,000,000
Other expenses, net	11,459,000	12,027,000	7,962,000
Total other expenses	91,075,000	132,317,000	89,730,000
INCOME BEFORE INCOME TAX EXPENSE	115,999,000	57,352,000	105,365,000
INCOME TAX EXPENSE	41,486,000	18,949,000	37,525,000
NET INCOME	$ 74,513,000	$ 38,403,000	$ 67,840,000
Basic earnings per share	$ 0.47	$ 0.24	$ 0.41
Diluted earnings per share	$ 0.47	$ 0.24	$ 0.41
Dividends declared per share	$ 0.400	$ 1.625	$ 2.29
Basic weighted average common shares	157,912,978	162,625,274	165,862,176
Diluted weighted average common shares	157,916,400	162,632,665	165,899,445